Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 02, 2012	Jun. 30, 2011
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	MOTR
Entity Registrant Name	MOTRICITY INC
Entity Central Index Key	0001336691
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		46,178,461
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 293,850,784